Property, Plant And Equipment, Intangible Assets And Goodwill (Tables)	3 Months Ended
Mar. 31, 2013
Property, Plant And Equipment, Intangible Assets And Goodwill [Abstract]
Schedule Of Property, Plant And Equipment
(In thousands)	March 31, 2013	December 31, 2012
Land, buildings and improvements	$689,692	$685,431
Structures	2,958,467	2,949,458
Towers, transmitters and studio equipment	427,851	427,679
Furniture and other equipment	442,473	431,757
Construction in progress	90,838	105,394
	4,609,321	4,599,719
Less: accumulated depreciation	1,643,457	1,562,865
Property, plant and equipment, net	$2,965,864	$3,036,854

Schedule Of Other Intangible Assets
(In thousands)	March 31, 2013		December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Transit, street furniture and other outdoor
contractual rights	$771,321	$(411,850)	$785,303	$(403,955)
Customer / advertiser relationships	1,212,245	(556,200)	1,210,245	(526,197)
Talent contracts	344,254	(186,810)	344,255	(177,527)
Representation contracts	245,099	(178,821)	243,970	(171,069)
Permanent easements	173,383	-	173,374	-
Other	388,137	(132,397)	387,973	(125,580)
Total	$3,134,439	$(1,466,078)	$3,145,120	$(1,404,328)

Schedule Of Future Amortization Expenses
(In thousands)
2014	$261,982
2015	242,267
2016	222,056
2017	195,143
2018	125,337

Schedule Of Changes In Carrying Amount Of Goodwill
(In thousands)	CCME	Americas Outdoor Advertising	International Outdoor Advertising	Other	Consolidated
Balance as of December 31, 2011	$3,212,427	$571,932	$285,261	$117,098	$4,186,718
Acquisitions	24,842	-	-	51	24,893
Dispositions	(489)	-	(2,729)	-	(3,218)
Foreign currency	-	-	7,784	-	7,784
Other	(92)	-	-	-	(92)
Balance as of December 31, 2012	$3,236,688	$571,932	$290,316	$117,149	$4,216,085
Acquisitions	-	-	-	-	-
Dispositions	-	-	-	-	-
Foreign currency	-	-	(6,485)	-	(6,485)
Other	(2,641)	-	-	-	(2,641)
Balance as of March 31, 2013	$3,234,047	$571,932	$283,831	$117,149	$4,206,959